Mortgage Servicing Rights - Summary of Mortgage Servicing Rights Activity (Detail) - Mortgage Servicing Rights - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortgage Servicing Rights [Line Items]
Balance, beginning of period	$ 924,260	$ 289,221	$ 731,353	$ 368,117	$ 368,117	$ 207,521	$ 177,032
Additions	567,963	307,596	1,335,654	797,425	1,126,965	349,413	227,102
Amortization	(72,152)	(20,969)	(172,440)	(46,709)	(80,280)	(45,231)	(29,236)
Loans paid in full	(81,295)	(3,276)	(153,126)	(17,512)	(36,937)	(12,175)	(11,177)
Sales	(12,023)	(50,201)	(298,007)	(538,587)	(625,953)	(131,411)	(156,200)
Recovery (impairment)	84,519	(21,827)	(32,162)	(62,190)	(20,559)
Balance, end of period	$ 1,411,272	$ 500,544	$ 1,411,272	$ 500,544	$ 731,353	$ 368,117	$ 207,521